Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of the Estimated Useful Lives of Annual Rates of Depreciation

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

Plant	10-14 years (mainly 10)
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years